Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-3525

02030423

Cert NYS

NYSE

RECD S.E.C.
JUN 4 2002
081

June 4, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 17 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, American Electric Power Company, Inc., Equity Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 4, 2002. Tentative listing date – June 6, 2002.

Sincerely,

Parat Madho